ACQUISITIONS AND GOODWILL - Movement of goodwill (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Movement of goodwill
Balance at the beginning of the year	¥ 7,076,505	¥ 7,076,505
Balance at end of year	¥ 7,076,505	¥ 7,076,505